Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	SEI INSTITUTIONAL MANAGED TRUST
Central Index Key	dei_EntityCentralIndexKey	0000804239
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 27, 2012
SIMT Large Cap Fund (First Prospectus Summary) | SIMT Large Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SLGAX
SIMT LARGE CAP VALUE FUND (First Prospectus Summary) | SIMT LARGE CAP VALUE FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRMVX
SIMT LARGE CAP GROWTH FUND (First Prospectus Summary) | SIMT LARGE CAP GROWTH FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SELCX
SIMT TAX-MANAGED LARGE CAP FUND (First Prospectus Summary) | SIMT TAX-MANAGED LARGE CAP FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMLCX
SIMT S&P 500 Index Fund (First Prospectus Summary) | SIMT S&P 500 Index Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSPIX
SIMT Small Cap Fund (First Prospectus Summary) | SIMT Small Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SLLAX
SIMT SMALL CAP VALUE FUND (First Prospectus Summary) | SIMT SMALL CAP VALUE FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SESVX
SIMT SMALL CAP GROWTH FUND (First Prospectus Summary) | SIMT SMALL CAP GROWTH FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSCGX
SIMT TAX-MANAGED SMALL/MID CAP FUND (First Prospectus Summary) | SIMT TAX-MANAGED SMALL/MID CAP FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STMSX
SIMT MID CAP FUND (First Prospectus Summary) | SIMT MID CAP FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEMCX
SIMT U.S. MANAGED VOLATILITY FUND (First Prospectus Summary) | SIMT U.S. MANAGED VOLATILITY FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SVOAX
SIMT GLOBAL MANAGED VOLATILITY FUND (First Prospectus Summary) | SIMT GLOBAL MANAGED VOLATILITY FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SVTAX
SIMT Tax-Managed Managed Volatility Fund (First Prospectus Summary) | SIMT Tax-Managed Managed Volatility Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMMAX
SIMT REAL ESTATE FUND (First Prospectus Summary) | SIMT REAL ESTATE FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SETAX
SIMT ENHANCED INCOME FUND (First Prospectus Summary) | SIMT ENHANCED INCOME FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEEAX
SIMT CORE FIXED INCOME FUND (First Prospectus Summary) | SIMT CORE FIXED INCOME FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRLVX
SIMT U.S. Fixed Income Fund (First Prospectus Summary) | SIMT U.S. Fixed Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUFAX
SIMT HIGH YIELD BOND FUND (First Prospectus Summary) | SIMT HIGH YIELD BOND FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SHYAX
SIMT Real Return Fund (First Prospectus Summary) | SIMT Real Return Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRAAX
SIMT Multi-Strategy Alternative Fund (Prospectus Summary) | SIMT Multi-Strategy Alternative Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMSAX
SIMT Large Cap Fund (Second Prospectus Summary) | SIMT Large Cap Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
SIMT LARGE CAP VALUE FUND (Second Prospectus Summary) | SIMT LARGE CAP VALUE FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEUIX
SIMT LARGE CAP GROWTH FUND (Second Prospectus Summary) | SIMT LARGE CAP GROWTH FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPGIX
SIMT S&P 500 Index Fund (Second Prospectus Summary) | SIMT S&P 500 Index Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPIIX
SIMT Small Cap Fund (Second Prospectus Summary) | SIMT Small Cap Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
SIMT SMALL CAP VALUE FUND (Second Prospectus Summary) | SIMT SMALL CAP VALUE FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMVIX
SIMT SMALL CAP GROWTH FUND (Second Prospectus Summary) | SIMT SMALL CAP GROWTH FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPWIX
SIMT MID CAP FUND (Second Prospectus Summary) | SIMT MID CAP FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIPIX
SIMT U.S. MANAGED VOLATILITY FUND (Second Prospectus Summary) | SIMT U.S. MANAGED VOLATILITY FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEVIX
SIMT GLOBAL MANAGED VOLATILITY FUND (Second Prospectus Summary) | SIMT GLOBAL MANAGED VOLATILITY FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGMIX
SIMT REAL ESTATE FUND (Second Prospectus Summary) | SIMT REAL ESTATE FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEIRX
SIMT ENHANCED INCOME FUND (Second Prospectus Summary) | SIMT ENHANCED INCOME FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEIIX
SIMT CORE FIXED INCOME FUND (Second Prospectus Summary) | SIMT CORE FIXED INCOME FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCXIX
SIMT U.S. Fixed Income Fund (Second Prospectus Summary) | SIMT U.S. Fixed Income Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUFIX
SIMT HIGH YIELD BOND FUND (Second Prospectus Summary) | SIMT HIGH YIELD BOND FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEIYX
SIMT Real Return Fund (Second Prospectus Summary) | SIMT Real Return Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSRIX
SIMT S&P 500 Index Fund (Third Prospectus Summary) | SIMT S&P 500 Index Fund | Class E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRQIX
SIMT Large Cap Fund (Third Prospectus Summary) | SIMT Large Cap Fund | Class G
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
SIMT LARGE CAP VALUE FUND (Third Prospectus Summary) | SIMT LARGE CAP VALUE FUND | Class G
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
SIMT LARGE CAP GROWTH FUND (Third Prospectus Summary) | SIMT LARGE CAP GROWTH FUND | Class G
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
SIMT TAX-MANAGED LARGE CAP FUND (Second Prospectus Summary) | SIMT TAX-MANAGED LARGE CAP FUND | Class G
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
SIMT Small Cap Fund (Third Prospectus Summary) | SIMT Small Cap Fund | Class G
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
SIMT SMALL CAP VALUE FUND (Third Prospectus Summary) | SIMT SMALL CAP VALUE FUND | Class G
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
SIMT SMALL CAP GROWTH FUND (Third Prospectus Summary) | SIMT SMALL CAP GROWTH FUND | Class G
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
SIMT TAX-MANAGED SMALL/MID CAP FUND (Second Prospectus Summary) | SIMT TAX-MANAGED SMALL/MID CAP FUND | Class G
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
SIMT MID CAP FUND (Third Prospectus Summary) | SIMT MID CAP FUND | Class G
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
SIMT U.S. MANAGED VOLATILITY FUND (Third Prospectus Summary) | SIMT U.S. MANAGED VOLATILITY FUND | Class G
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
SIMT GLOBAL MANAGED VOLATILITY FUND (Third Prospectus Summary) | SIMT GLOBAL MANAGED VOLATILITY FUND | Class G
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
SIMT Tax-Managed Managed Volatility Fund (Second Prospectus Summary) | SIMT Tax-Managed Managed Volatility Fund | Class G
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
SIMT REAL ESTATE FUND (Third Prospectus Summary) | SIMT REAL ESTATE FUND | Class G
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
SIMT ENHANCED INCOME FUND (Third Prospectus Summary) | SIMT ENHANCED INCOME FUND | Class G
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
SIMT CORE FIXED INCOME FUND (Third Prospectus Summary) | SIMT CORE FIXED INCOME FUND | Class G
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
SIMT U.S. Fixed Income Fund (Third Prospectus Summary) | SIMT U.S. Fixed Income Fund | Class G
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
SIMT TAX-MANAGED LARGE CAP FUND (Third Prospectus Summary) | SIMT TAX-MANAGED LARGE CAP FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
SIMT Prime Obligation Fund (Prospectus Summary) | SIMT Prime Obligation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
SIMT MULTI-ASSET ACCUMULATION FUND (Prospectus Summary) | SIMT MULTI-ASSET ACCUMULATION FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAAAX
SIMT MULTI-ASSET INCOME FUND (Prospectus Summary) | SIMT MULTI-ASSET INCOME FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIOAX
SIMT MULTI-ASSET INFLATION MANAGED FUND (Prospectus Summary) | SIMT MULTI-ASSET INFLATION MANAGED FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIFAX
SIMT MULTI-ASSET CAPITAL STABILITY FUND (Prospectus Summary) | SIMT MULTI-ASSET CAPITAL STABILITY FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCLAX